CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclassification of financial assets [line items]
Share capital issued (shares)	17,399,749	14,926,840
Pre-Consolidation
Disclosure of reclassification of financial assets [line items]
Share capital issued (shares)		141,805,722